Share-Based Awards (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Fair Value of Performance Shares	Assumptions used to calculate the grant date fair value of the performance shares granted during 2022 were as follows:

December 2022
Expected volatility	76.76%
Risk-free interest rate	3.89%

Schedule of Restricted Stock Units and Performance Shares
The activity for these awards for the year ended December 31, 2023 was as follows (in thousands, expect for per share amounts):

	Time-Based RSUs	Performance RSUs	Total RSUs	Weighted-Average Grant Date Fair Value Per Share
Nonvested, beginning of period	1,870	625	2,495	$7.34
Granted	1,080	—	1,080	$8.17
Vested	(697)	—	(697)	$6.91
Forfeited	(261)	—	(261)	$6.98
Nonvested, end of period	1,992	625	2,617	$7.56
The activity for these awards for the year ended December 31, 2022 was as follows (in thousands, expect for per share amounts):

	Time-Based RSUs	Performance RSUs	Total RSUs	Weighted-Average Grant Date Fair Value Per Share
Nonvested, beginning of period	—	—	—	$—
Granted	1,870	625	2,495	$7.34
Vested	—	—	—	$—
Forfeited	—	—	—	$—
Nonvested, end of period	1,870	625	2,495	$7.34
The activity for these awards for the year ended December 31, 2023 was as follows (in thousands, except for per share amounts):

	Time-Based RSUs	Performance RSUs	Total RSUs	Weighted-Average Grant Date Fair Value Per Share
Nonvested, beginning of period	64	24	88	$7.52
Granted	28	—	28	$7.31
Vested	(21)	—	(21)	$6.88
Forfeited	—	—	—	$—
Nonvested, end of period	71	24	95	$7.01
The activity for these awards for the year ended December 31, 2022 was as follows (in thousands, except for per share amounts):

	Time-Based RSUs	Performance RSUs	Total RSUs	Weighted-Average Grant Date Fair Value Per Share
Nonvested, beginning of period	—	—	—	$—
Granted	64	24	88	$7.52
Vested	—	—	—	$—
Forfeited	—	—	—	$—
Nonvested, end of period	64	24	88	$7.52
The activity for these awards for the year ended December 31, 2023 was as follows (in thousands, except for per share amounts):

	Shares & Units	Weighted-Average Fair Value Per Share
Nonvested, beginning of period	73	$38
Granted	—	$—
Vested	(40)	$38
Forfeited	(5)	$36
Nonvested, end of period	28	$37
The activity for these awards for the year ended December 31, 2022 was as follows (in thousands, except for per share amounts):

	Shares & Units	Weighted-Average Fair Value Per Share
Nonvested, beginning of period	—	$—
Awards transferred to cash payment	76	$33
Granted	44	$43
Vested	(36)	$36
Forfeited	(11)	$37
Nonvested, end of period	73	$38